Supplement dated July 1, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2015
Effective immediately, the following changes are hereby made to the Fund's prospectus:
The information under the caption "Principal Investment Strategies" in the Summary of the Fund section is hereby revised to include the following as the second paragraph:
The Fund may invest in derivatives and complex securities, including equity-linked notes (such as participation notes, or “P-Notes”), for investment purposes, including as a substitute for a position or exposure to an underlying equity(ies), index, or other asset or reference.
The rest of the section remains the same.
The information under the caption "Principal Risks" in the Summary of the Fund section is hereby revised to include the following:
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. Often taking the form of unsecured notes of the issuer, ELNs also subject the Fund to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity. ELNs also include participation notes.
The rest of the section remains the same.
The information under the caption "Principal Investment Strategies" in the More Information About the Fund section is hereby revised to include the following as the second paragraph:
The Fund may invest in derivatives and complex securities, including equity-linked notes (such as participation notes, or “P-Notes”), for investment purposes, including as a substitute for a position or exposure to an underlying equity(ies), index, or other asset or reference.
The rest of the section remains the same.
The information under the caption "Principal Risks" in the More Information About the Fund section is hereby revised to include the following:
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited
SUP119_10_002_(07/15)

recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments, these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant losses for the Fund.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. While the Fund will seek to purchase ELNs only from issuers that it believes to be willing to, and capable of, repurchasing the ELN at a reasonable price, there can be no assurance that the Fund will be able to sell any ELN at such a price or at all. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous. In addition, because ELNs often take the form of unsecured notes of the issuer, the Fund would be subject to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity. ELNs also include participation notes.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP119_10_002_(07/15)

Supplement dated July 1, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Global Equity Fund	3/1/2015
Effective immediately, the following changes are hereby made to the Fund's prospectus:
The information under the caption "Principal Investment Strategies" in the Summary of the Fund section is hereby revised to include the following as the fourth paragraph:
The Fund may invest in derivatives and complex securities, including equity-linked notes (such as participation notes, or “P-Notes”), for investment purposes, including as a substitute for a position or exposure to an underlying equity(ies), index, or other asset or reference.
The rest of the section remains the same.
The information under the caption "Principal Risks" in the Summary of the Fund section is hereby revised to include the following:
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. Often taking the form of unsecured notes of the issuer, ELNs also subject the Fund to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity. ELNs also include participation notes.
The rest of the section remains the same.
The information under the caption "Principal Investment Strategies" in the More Information About the Fund section is hereby revised to include the following as the fourth paragraph:
The Fund may invest in derivatives and complex securities, including equity-linked notes (such as participation notes, or “P-Notes”), for investment purposes, including as a substitute for a position or exposure to an underlying equity(ies), index, or other asset or reference.
The rest of the section remains the same.
SUP155_10_003_(07/15)

The information under the caption "Principal Risks" in the More Information About the Fund section is hereby revised to include the following:
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments, these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant losses for the Fund.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. While the Fund will seek to purchase ELNs only from issuers that it believes to be willing to, and capable of, repurchasing the ELN at a reasonable price, there can be no assurance that the Fund will be able to sell any ELN at such a price or at all. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous. In addition, because ELNs often take the form of unsecured notes of the issuer, the Fund would be subject to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity. ELNs also include participation notes.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP155_10_003_(07/15)